Contingent Liabilities	6 Months Ended
Jun. 30, 2020
Contingent Liabilities
Contingent Liabilities

14 Contingent Liabilities

In May 2016, the Company was informed in writing by the Universitair Medisch Centrum Utrecht (‘‘UMCU’’) that a claim had been initiated against UMCU regarding a prenatal diagnostic test that the Company conducted at their request which failed to identify a specific mutation present in a patient. On November 8, 2018, the UMCU and Neon Underwriting Limited formally filed a legal claim in the local court in Rostock, Germany against the Company alleging that the Company’s negligence in performing the test resulted in the misdiagnosis of the patient. UMCU is seeking recovery for compensatory damages as a result of the alleged misdiagnosis. By court order of November 8, 2018 the Regional Court of Rostock set the amount in dispute at EUR 880k.

On November 12, 2018, the Company submitted a notice to the Regional Court of Rostock of the intention to defend against the claim. On January 3, 2019, the Company filed a motion to dismiss in which the Company denied the merits of the claim. UMCU and Neon Underwriting Limited responded to this motion on March 15, 2019 with a statement of reply, and the parties made several court filings setting out their arguments since. By order dated June 3, 2019, the Regional Court of Rostock provided a first set of questions to be answered by an expert witness. Following a request by the Court, the Director of the Institute of Genetics at the University of Bonn recommended a professor for human genetics from the University of Aachen be appointed as an expert witness in this case. The Company agreed to such recommendation.

During the 3 months ended June 30, 2020, the dispute amount was increased to EUR 1.3 million.  The claim was assigned to a new judge, due to an illness of the preceding judge, while the decision to appoint the recommended expert witness has not yet been finalized.

The Company intends to continue to rigorously defend its position and considers that it is not probable the legal claim towards the Company will be successful and as a result has not recognized a provision for this claim as of June 30, 2020. In addition, in case a settlement would be required, the Company believes that the corresponding liability will be fully covered by the respective existing insurance policies.